Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 1,306	$ 2,554
Short term deposit		10,184
Investment in shares		783
Investment in warrants		191
Other current assets		396	99
Total current assets		12,860	2,653
Intangible asset, net		2,547	2,884
Property and equipment, net		12	10
Long term deposit		6,018
Total assets		21,437	5,547
Current liabilities:
Employees and payroll-related liabilities		149	45
Other payables and accrued expenses		294	216
Total current liabilities		443	261
Shareholders’ equity:
Ordinary shares, no par value per share; Authorized: 2,000,000,000 and 79,582 shares as of December 31, 2025, and December 31, 2024; Issued and outstanding: 1,608,266 and 2,796 shares as of December 31, 2025, and 2024, respectively; (*)	[1]
Additional paid-in capital		29,395	10,352
Accumulated deficit		(8,401)	(5,066)
Total shareholders’ equity		20,994	5,286
Total liabilities and shareholders’ equity		$ 21,437	$ 5,547

[1]	After giving effect to the share splits and the reverse share splits, see also note 8.